Risk Management (Details) - Schedule of Total Assets, Risk-Weighted Assets, and Components of Effective Equity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Total Assets, Risk-Weighted Assets, and Components of Effective Equity [Abstract]
Total assets according to the statement of financial position	$ 70,857,886	$ 68,164,604
Investment in subsidiaries that are not consolidated
Assets discounted from regulatory capital, other than item 2	10,823,906	12,270,810
Credit equivalents	3,446,909	2,890,350
Contingent credits	2,604,665	2,776,542
Assets generated by the intermediation of financial instruments	33,260	243,345
= (1-2-3+4+5-6) Total assets for regulatory purposes	66,052,294	61,317,341
Assets weighted for credit risk, estimated according to the standard methodology (RAW)	30,333,749	28,401,718
Assets weighted for credit risk, estimated according to internal methodologies (AWCR)
Market Risk Weighted Assets (MRWA)	4,793,740	5,554,604
Operational Risk Weighted Assets (OPWA)	4,424,739	4,070,594
= (8.a/8.b+9+10) Risk Weighted Assets (RWA)	39,552,228	38,026,916
= (8.a/8.b+9+10) Risk-weighted assets, after applying the output floor (RWA)	39,552,228	38,026,916
Shareholders equity	4,367,159	4,128,808
Non-controlling interest	124,735	109,563
Goodwill
Excess minority investment
= (12+13-14-15) Common Equity Equivalent Tier 1 Capital (CET1)	4,491,894	4,238,371
Additional deductions to common equity tier 1, other than item 2	94,013	25,455
= (16-17-2) Common Equity Tier 1 (CET1)	4,397,881	4,212,916
Voluntary (additional) provisions charged as additional capital tier 1 (AT1)
Subordinated bonds imputed as additional capital level 1 (AT1)		190,135
Preferred shares attributed to additional capital tier 1 (AT1)
Perpetual bonds attributed to additional capital level 1 (AT1)	608,721	590,247
Discounts applied to AT1
= (19+20+21+22-23) Additional Tier 1 Capital (AT1)	608,721	780,382
= (18+24) Equity Tier 1	5,006,602	4,993,298
Voluntary (additional) provisions allocated as Tier 2 (T2) capital	293,000	293,000
Subordinated bonds imputed as Tier 2 capital (T2)	1,679,130	1,472,749
= (26+27) Capital nivel 2 equivalente (T2)	1,972,130	1,765,749
Discounts applied to T2
= (28-29) Tier 2 Capital (T2)	1,972,130	1,765,749
= (25+30) Effective equity	6,978,732	6,759,047
Additional basic capital required for the constitution of the conservation buffer	461,934	444,662
Additional basic capital required to set up the countercyclical buffer
Additional core capital required for banks rated as systemic	296,642	142,601
Additional capital required for the evaluation of the adequacy of effective capital (Pillar 2)